Other Long-Term Liabilities	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Other Long-Term Liabilities
22.	OTHER LONG-TERM LIABILITIES

As at,	March 31, 2023	March 31, 2022

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$2.6	$2.3

Long-term disability plan obligation	0.7	0.8

Long-term portion of lease liability	0.4	0.9

	$3.7	$4.0

Long-term disability plan obligation
The Company maintains a long-term disability plan. Under this plan, the Company offers continuation of medical and dental benefits for employees on long-term disability leaves of absence. The Company recognizes the present value of the long-term disability benefit obligation based on the number of employees on long-term disability. The most recent actuarial determination of the Company’s long-term disability obligation was carried out at March 31, 2023. At March 31, 2023, the long-term disability plan had a carrying value of $0.7 million (March 31, 2022 - $0.8 million).

Accrued interest payable, Provincial MENDM Loan
As disclosed in Note 1
8
, the Company has entered into an agreement with the Ministry of Energy, Northern Development and Mines under which the Company will receive a $60.0 million low interest loan. At March 31, 2023, the accrued interest payable under this agreement was $2.6 million (March 31, 2022 – $2.3 million).